Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

December 23, 2009

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust
(filing relates to Legg Mason Western Asset Intermediate Maturity New York Municipals Fund, Legg Mason Western Asset Intermediate Maturity California Municipals Fund and Legg Mason Western Asset Massachusetts Municipals Fund)
(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 143 to the registration statement of the Trust (the “Amendment”) relating to Legg Mason Western Asset Intermediate Maturity New York Municipals Fund, Legg Mason Western Asset Intermediate Maturity California Municipals Fund and Legg Mason Western Asset Massachusetts Municipals Fund (the “Funds”), on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to reflect the enhanced disclosure and new prospectus delivery option for registered open-end investment companies as set forth in Form N-1A, as amended. The Amendment is to be effective on the 60th day after the filing hereof.

Please call Alisha Telci (617) 951-8460 or the undersigned at (617) 951-8267 with any comments or questions relating to the Amendment.

Sincerely,

/s/ Barry N. Hurwitz
Barry N. Hurwitz